Debt (SkyFunding Facility) (Details) (USD $)			12 Months Ended			12 Months Ended
	Mar. 23, 2012	Dec. 31, 2011	Dec. 31, 2011 SkyFunding Facility [Member]	Oct. 24, 2011 AerCap Ireland [Member] SkyFunding Facility [Member]	Dec. 31, 2011 LIBOR Plus Margin 2.85 [Member] SkyFunding Facility [Member]	Dec. 31, 2011 Before First Anniversary [Member] SkyFunding Facility [Member]	Dec. 31, 2011 After First And Before Second Anniversary [Member] SkyFunding Facility [Member]	Dec. 31, 2011 After The Second And Before The Third Anniversary [Member] SkyFunding Facility [Member]	Dec. 31, 2011 Boeing 737-800 [Member]	Dec. 31, 2011 Purchase-Leaseback [Member] Boeing 737-800 [Member]
Debt Instrument [Line Items]
Credit facility, amount				$ 402,000,000
Aggregate principal amount of the senior loans outstanding			133,700,000
Undrawn senior commitment available for drawdown under the facility			268,000,000
Number of aircraft		251							12	31
Aircraft pledged to lenders under the loan facility			$ 200,000,000
Credit facility expiration period			ten-year
Number of aircraft delivered	4		4
Total number of aircraft delivered	8
Total number of aircraft ordered			12
One month LIBOR plus a margin					2.85%
Debt, weighted average interest rate			4.39%
Prepayment fee						2.00%	1.50%	1.00%